Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 6,676		$ 6,676		$ 3,316
Tax income (expense)	$ 10,213	$ 8,188	$ 24,822	$ 13,450